Significant Accounting Policies - Summary of Income Tax Rate (Parenthetical) (Detail)		12 Months Ended
	Oct. 06, 2015	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Social contribution	15.00%	20.00%